UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6364
Van Kampen Ohio Quality Municipal Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)      (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 7/31/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Ohio Quality Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 172.3%
	Ohio 166.7%
$400	Akron Bath Copley, OH Jt Twp Hosp Dist Rev Hosp Fac Summa Hosp, Ser A	5.375%	11/15/18	$396,940
1,720	Akron, OH Rev & Impt Var Purp (NATL Insd)	5.250	12/01/18	1,817,730
3,000	American Muni Pwr OH Inc Prairie St Energy Campus Proj A (AGL Insd)	5.250	02/15/19	3,321,090
1,000	Athens Cnty, OH Hosp Fac Rev Impt O’Bleness Mem Rfdg, Ser A	7.125	11/15/33	818,280
3,000	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/30	2,113,560
1,000	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.375	06/01/24	838,400
3,000	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/47	1,722,390
700	Centerville, OH Hlthcare Rev Bethany Lutheran Vlg Proj, Ser A	6.000	11/01/38	500,920
1,510	Cleveland, OH Arpt Sys Rev, Ser A (FSA Insd)	5.000	01/01/31	1,502,072
1,000	Cleveland, OH Purp, Ser A (AGL Insd)	5.000	12/01/29	1,020,420
1,000	Cleveland, OH Rfdg (FSA Insd)	5.500	10/01/19	1,157,280
1,000	Cleveland-Cuyahoga Cnty, OH Port Auth Rev Student Hsg Euclid Ave Fenn Proj (AMBAC Insd)	5.000	08/01/28	828,170

Van Kampen Ohio Quality Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,480	Columbus, OH City Sch Dist Sch Fac Constr & Impt	5.000%	12/01/24	$1,589,550
1,000	Columbus, OH City Sch Dist Sch Fac Constr & Impt	5.000	12/01/26	1,059,710
395	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	5.750	05/15/27	285,391
1,000	Cuyahoga Cnty, OH Hlthcare Fac Rev Mtg Menorah Pk Ctr Wiggins Proj	6.800	02/15/35	782,370
1,000	Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj	7.500	01/01/30	1,014,290
2,000	Dayton, OH Arpt Rev Rfdg, Ser C (Radian Insd) (AMT)	5.350	12/01/32	1,542,860
1,500	Erie Cnty, OH Hosp Fac Rev Firelands Regl Med Ctr Proj A	5.000	08/15/36	1,084,380
2,500	Erie Cnty, OH Hosp Fac Rev Firelands Regl Med Ctr, Ser A	5.625	08/15/32	2,031,500
1,650	Field, OH Loc Sch Dist Sch Fac Constr & Impt (AMBAC Insd)	5.000	12/01/32	1,427,382
500	Finneytown, OH Loc Sch Dist (NATL Insd)	6.200	12/01/17	602,480
1,000	Franklin Cnty, OH Hlthcare Fac Rev OH Presbyterian, Ser A (Prerefunded @ 7/01/11)	7.125	07/01/29	1,128,460
2,145	Groveport, OH Inc Tax Rcpt (NATL Insd)	5.000	12/01/20	2,241,310
1,250	Hamilton Cnty, OH Hlthcare Rev Life Enriching Cmnty Proj Rfdg, Ser A	5.000	01/01/37	889,163

Van Kampen Ohio Quality Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$4,750	Hamilton Cnty, OH Sales Tax Sub Cap Apprec, Ser B (AMBAC Insd)	*	12/01/23	$2,213,738
1,000	Hamilton Cnty, OH Swr Sys Rev Impt Metro Swr Dist, Ser B (NATL Insd)	5.000%	12/01/30	1,012,930
1,000	Harrison, OH Wastewtr Sys & Impt Rfdg (FSA Insd)	5.250	11/01/20	1,060,420
10,000	Lakewood, OH City Sch Dist Sch Impt Rfdg (FSA Insd) (c)	4.500	12/01/31	9,968,050
1,000	Lakota, OH Loc Sch Dist (AMBAC Insd)	7.000	12/01/09	1,021,850
1,000	Lorain Cnty, OH Hosp Rev Catholic Hlthcare Part, Ser B (NATL Insd)	5.625	09/01/15	1,001,010
2,000	Lorain Cnty, OH Hosp Rev Catholic Hlthcare, Ser S	5.375	10/01/30	1,971,260
5,840	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser H (AGL Insd) (c)	5.000	02/01/24	6,079,703
890	Lorain, OH Hosp Impt Rev Lakeland Cmnty Hosp Inc Proj (b)	6.500	11/15/12	949,069
1,000	Lucas Cnty, OH Hlthcare Fac Rev Sunset Retirement Rfdg, Ser A	6.375	08/15/15	1,016,340
1,000	Medina, OH Sch Dist Ctf Partn Sch Fac Proj (AGL Insd)	5.250	12/01/31	1,028,390
1,000	Miami Cnty, OH Hosp Fac Upper Vly Med Ctr Impt & Rfdg	5.250	05/15/26	843,470

Van Kampen Ohio Quality Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,000	Miamisburg, OH City Sch Dist Sch Fac Constr & Impt (AGL Insd)	5.000%	12/01/29	$1,028,480
1,000	Middleburg Heights, OH Southwest Genl Hlth Ctr (FSA Insd)	5.625	08/15/15	1,012,610
2,000	Montgomery Cnty, OH Hosp Rev Grandview Hosp & Med Ctr Rfdg (Prerefunded @ 12/01/09)	5.600	12/01/11	2,034,680
2,000	Montgomery Cnty, OH Rev Catholic Hlth Initiatives, Ser A (b)	6.000	12/01/26	2,094,740
7,500	Montgomery Cnty, OH Rev Catholic Hlth, Ser C-1 (FSA Insd) (c)	5.000	10/01/41	7,022,513
1,100	Montgomery Cnty, OH Rev Miami Valley Hosp, Ser A	6.250	11/15/33	1,124,156
500	Montgomery Cnty, OH Rev Miami Valley Hosp, Ser B (d)	5.250	11/15/39	508,610
1,340	Norwood, OH Tax Increment Rev Fin Cornerstone at Norwood (a)	6.200	12/01/31	893,793
1,500	Ohio Hsg Fin Agy Cap Fd Rev, Ser A (FSA Insd)	5.000	04/01/27	1,555,965
180	Ohio Hsg Fin Agy Mtg Rev Residential, Ser A (GNMA Collateralized) (AMT)	5.250	09/01/30	171,781
1,560	Ohio Hsg Fin Agy Multi Family Hsg Rev Mtg Covenant, Ser C (GNMA Collateralized) (AMT)	5.850	09/20/28	1,622,650

Van Kampen Ohio Quality Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$5,550	Ohio Hsg Fin Agy Single Family Mtg Rev (FGIC Insd) (b)	*	01/15/15	$4,775,276
1,000	Ohio Hsg Fin Agy Single Family Mtg Rev (FGIC Insd) (Prerefunded @ 1/15/14)	*	01/15/15	810,230
5,850	Ohio Hsg Fin Agy Single Family Mtg Rev (FGIC Insd) (Prerefunded @ 7/15/14)	*	01/15/15	4,906,922
1,000	Ohio Muni Elec Generation Agy Jt Venture 5 Ctf Ben Int (NATL Insd)	*	02/15/30	281,050
7,500	Ohio St Air Quality Dev Auth Rev Dayton Pwr (BHAC Insd) (AMT) (c)	4.800%	09/01/36	6,974,025
750	Ohio St Air Quality Dev Auth Rev Pollutn Ctl First Energy Rfdg, Ser C	5.625	06/01/18	766,635
1,380	Ohio St Bldg Auth Adult Correct Blgd, Ser A	5.000	10/01/27	1,450,090
555	Ohio St Dept of Tran Ctf Part Panhandle Rail Line Proj (FSA Insd)	6.500	04/15/12	557,342
10,000	Ohio St Higher Ed Fac Commn Rev Hosp Univ, Ser A (BHAC Insd) (c)	4.750	01/15/46	9,031,900
3,600	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser F (GNMA Collateralized) (c)	5.500	09/01/39	3,644,028
2,000	Ohio St Infrastructure Impt, Ser A	5.000	09/01/23	2,159,520

Van Kampen Ohio Quality Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$2,000	Ohio St Rfdg Com Schs, Ser B	5.000%	09/15/20	$2,296,820
1,765	Ohio St Tpk Com Tpk Rev Rfdg, Ser A	5.000	02/15/21	1,937,705
2,000	Ohio St Univ Gen Rcpt, Ser A	5.000	12/01/26	2,028,660
1,000	Ohio St Univ Gen Rcpt, Ser A	5.125	12/01/31	1,006,770
700	Ohio St Wtr Dev Auth Solid Allied Waste NA Inc Proj, Ser A (AMT)	5.150	07/15/15	673,764
500	Ohio St Wtr Dev Auth Solid Waste Dis Rev Waste Mgmt Proj (AMT) (d)	5.000	07/01/21	501,940
1,000	Ross Cnty, OH Hosp Rev Rfdg Fac Adena Hlth Sys (AGC Insd)	5.750	12/01/35	1,017,240
1,820	Summit Cnty, OH	5.250	12/01/22	1,960,595
1,395	Summit Cnty, OH	5.250	12/01/23	1,502,764
1,500	Toledo, OH City Sch Dist Sch Fac Impt, Ser B (NATL Insd)	5.000	12/01/27	1,527,960
1,500	Toledo-Lucas Cnty, OH Port Auth Crocker Pk Pub Impt Proj	5.375	12/01/35	1,183,065
500	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj	6.100	11/01/22	436,275
1,000	Vandalia Butler Ohio City Sch Dist Montgomery Cnty Sch Impt	5.000	12/01/29	1,021,760
1,140	West Chester Twp OH Rfdg (AMBAC Insd)	5.000	12/01/20	1,189,624
1,180	Worthington, OH City Sch Dist Rfdg (NATL Insd)	6.000	06/01/10	1,234,044

				133,828,310

Van Kampen Ohio Quality Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Guam 1.0%
$850	Guam Govt Ltd Oblig Rev Section 30, Ser A	5.625%	12/01/29	$832,295

	Puerto Rico 2.4%
1,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.000	07/01/28	926,100
1,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (d)	5.000	08/01/39	1,017,110

				1,943,210

	U.S. Virgin Islands 2.2%
1,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375	10/01/19	1,010,340
700	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago, Ser A	6.750	10/01/19	732,452

				1,742,792

Total Long-Term Investments 172.3% (Cost $140,293,149)				138,346,607

Total Short-Term Investments 4.0% (Cost $3,200,000)				3,200,000

Total Investments 176.3% (Cost $143,493,149)				141,546,607

Liability for Floating Rate Note Obligation Related to Securities Held (28.4%) (Cost ($22,825,000))
(22,825)	Notes with interest rates ranging from 0.39% to 0.71% at July 31, 2009 and contractual maturities of collateral ranging from 2024 to 2046 (e)			(22,825,000)

Total Net Investments 147.9% (Cost $120,668,149)				118,721,607

Van Kampen Ohio Quality Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Description	Value

Other Assets in Excess of Liabilities 1.0%	$841,372

Preferred Shares (including accrued distributions) (48.9%)	(39,253,334)

Net Assets Applicable to Common Shares 100.0%	$80,309,645

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Security has been deemed illiquid.

(b)	Escrowed to Maturity

(c)	Underlying security related to Inverse Floaters entered into by the Trust.

(d)	Variable Rate Coupon

(e)	Floating rate notes. The interest rate shown reflects the rates in effect at July 31, 2009.
AGC — AGC Insured Custody Certificates
AGL — Assured Guaranty Ltd.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
FGIC — Financial Guaranty Insurance Co.
FSA — Financial Security Assurance Inc.
GNMA — Government National Mortgage Association
NATL — National Public Finance Guarantee Corp.
Radian — Radian Asset Assurance
Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in

Van Kampen Ohio Quality Municipal Trust
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued
the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of July 31, 2009 in valuing the Trust’s investments carried at value.

		Level 1	Level 2	Level 3
				Significant
		Quoted	Other Significant	Unobservable
Investment Type		Prices	Observable Inputs	Inputs	Total

Assets
	Municipal Bonds

	Issued by States of the United States and Political Subdivisions of the United States	$—	$137,514,312	$—	$137,514,312

	Issued by Foreign Governments	—	832,295	—	832,295

	Short-Term Investments	—	3,200,000	—	3,200,000

	Total Assets	$—	$141,546,607	$—	$141,546,607

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Ohio Quality Municipal Trust
By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	September 17, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	September 17, 2009

By:	/s/ Stuart N. Schuldt
Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	September 17, 2009